Weighted average exercise prices options (Details)	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares
Weighted average exercise prices options
Minimum Range of exercise price of average life of the options outstanding	$ 0.05	$ 0.13
Maximum Range of exercise price of average life of the options outstanding	$ 1.02	$ 1.02
Remaining weighted average life of the options outstanding (years)	5.51	5.55
The aggregate intrinsic value of outstanding options | $	$ 450	$ 0
Minimum Range of exercise prices of weighted average life of the warrants outstanding	$ 0.07	$ 0.07
Maximum Range of exercise prices of weighted average life of the warrants outstanding	$ 0.17	$ 0.17
Remaining weighted average life of the warrants outstanding (years)	2.61	2.77
The aggregate intrinsic value of outstanding warrants | $	$ 0	$ 0